Employee benefit obligations - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	7 years 6 months
within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 31
in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	30
in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	30
in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	28
in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	30
in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 144
North America
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	6 years 9 months 18 days
North America | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 19
North America | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	19
North America | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	19
North America | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	16
North America | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	18
North America | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 83
United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 4 months 24 days
United Kingdom | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 1
United Kingdom | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	1
United Kingdom | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 2
Western Continental Europe
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	10 years 3 months 18 days
Western Continental Europe | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 6
Western Continental Europe | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	5
Western Continental Europe | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	6
Western Continental Europe | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	7
Western Continental Europe | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	6
Western Continental Europe | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 31
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 6 months
Other | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5
Other | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	5
Other | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	4
Other | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	4
Other | in 2029
Disclosure of defined benefit plans [line items]
Expected benefit payments	5
Other | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 28